VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 5.7%
28,473		AT&T, Inc.	$548,105	0.2
82,827		Comcast Corp. – Class A	3,139,972	0.9
14,200	(1)	Meta Platforms, Inc.	3,009,548	0.9
286,509		News Corp - Class A	4,948,010	1.5
25,921		News Corp - Class B	451,803	0.1
14,200		Paramount Global - Class B	316,802	0.1
57,505		Verizon Communications, Inc.	2,236,370	0.7
43,538	(1)	Walt Disney Co.	4,359,460	1.3
			19,010,070	5.7

		Consumer Discretionary: 5.4%
18,800		Best Buy Co., Inc.	1,471,476	0.4
61,464		Kohl's Corp.	1,446,862	0.4
70,047	(1)	Las Vegas Sands Corp.	4,024,200	1.2
123,541	(1)	Mattel, Inc.	2,274,390	0.7
32,281		TJX Cos., Inc.	2,529,539	0.8
463,088		Volkswagen AG ADR	6,297,997	1.9
			18,044,464	5.4

		Consumer Staples: 7.3%
141,209		Conagra Brands, Inc.	5,303,810	1.6
7,900		Constellation Brands, Inc.	1,784,531	0.5
36,419		Kimberly-Clark Corp.	4,888,158	1.5
6,600		Mondelez International, Inc.	460,152	0.1
58,737		Philip Morris International, Inc.	5,712,173	1.7
47,989		Tyson Foods, Inc.	2,846,708	0.9
22,196		Walmart, Inc.	3,272,800	1.0
			24,268,332	7.3

		Energy: 8.2%
6,974		Chevron Corp.	1,137,878	0.3
21,900		Enbridge, Inc.	835,485	0.3
29,717		EOG Resources, Inc.	3,406,460	1.0
46,466		Exxon Mobil Corp.	5,095,462	1.5
21,172		Hess Corp.	2,801,902	0.8
5,600		Suncor Energy, Inc.	173,880	0.1
86,486	(2)	TC Energy Corp.	3,365,170	1.0
173,636	(2)	TotalEnergies SE ADR	10,253,206	3.1
12,500		Williams Cos., Inc.	373,250	0.1
			27,442,693	8.2

		Financials: 19.9%
132,897		American International Group, Inc.	6,692,693	2.0
11,900		Apollo Global Management, Inc.	751,604	0.2
56,818		Bank of America Corp.	1,624,995	0.5
32,200		Carlyle Group, Inc./The	1,000,132	0.3
27,572		Charles Schwab Corp.	1,444,221	0.4
32,580		Chubb Ltd.	6,326,384	1.9
33,100		Citigroup, Inc.	1,552,059	0.5
188,381		Equitable Holdings, Inc.	4,782,994	1.4
120,044		Fifth Third Bancorp	3,197,972	1.0
31,500	(1)	Fiserv, Inc.	3,560,445	1.1
12,551		Franklin Resources, Inc.	338,124	0.1
4,670		Goldman Sachs Group, Inc.	1,527,604	0.5
43,900		Hartford Financial Services Group, Inc.	3,059,391	0.9
310,381		Huntington Bancshares, Inc.	3,476,267	1.0
22,407		JPMorgan Chase & Co.	2,919,856	0.9
56,642		Loews Corp.	3,286,369	1.0
77,935		Metlife, Inc.	4,515,554	1.4
25,973		Morgan Stanley	2,280,430	0.7
7,954		PNC Financial Services Group, Inc.	1,010,953	0.3
7,912		Raymond James Financial, Inc.	737,952	0.2
10,843		State Street Corp.	820,707	0.3
59,400		US Bancorp	2,141,370	0.6
241,984		Wells Fargo & Co.	9,045,362	2.7
			66,093,438	19.9

		Health Care: 17.3%
24,778		AbbVie, Inc.	3,948,870	1.2
29,143		AstraZeneca PLC ADR	2,022,816	0.6
22,219		Becton Dickinson & Co.	5,500,091	1.6
3,800	(1)	Biogen, Inc.	1,056,514	0.3
22,400		Cardinal Health, Inc.	1,691,200	0.5
20,008	(1)	Centene Corp.	1,264,706	0.4
12,415		Cigna Corp.	3,172,405	1.0
44,150		CVS Health Corp.	3,280,786	1.0
16,356		Elevance Health, Inc.	7,520,652	2.3
36,451	(1)	GE HealthCare Technologies, Inc.	2,990,076	0.9
39,226		Johnson & Johnson	6,080,030	1.8
35,636		Medtronic PLC	2,872,974	0.9
28,742		Merck & Co., Inc.	3,057,861	0.9
93,676		Pfizer, Inc.	3,821,981	1.1
65,815		Sanofi ADR	3,581,652	1.1
164,700		Viatris, Inc.	1,584,414	0.5
31,238		Zimmer Biomet Holdings, Inc.	4,035,950	1.2
			57,482,978	17.3

		Industrials: 11.3%
6,100		3M Co.	641,171	0.2
15,884	(1)	Boeing Co.	3,374,238	1.0
4,100		Cummins, Inc.	979,408	0.3
7,947		Flowserve Corp.	270,198	0.1
101,949		General Electric Co.	9,746,324	2.9
26,715		L3Harris Technologies, Inc.	5,242,552	1.6
52,439		Siemens AG ADR	4,244,937	1.3
75,362		Southwest Airlines Co.	2,452,280	0.7
37,200		Stanley Black & Decker, Inc.	2,997,576	0.9
39,015	(1)	Stericycle, Inc.	1,701,444	0.5
30,574		United Parcel Service, Inc. - Class B	5,931,050	1.8
			37,581,178	11.3

		Information Technology: 7.1%
2,500		Accenture PLC	714,525	0.2
25,228		Applied Materials, Inc.	3,098,755	0.9
19,580		Cisco Systems, Inc.	1,023,545	0.3
17,800		Microsoft Corp.	5,131,740	1.6
65,244		Qualcomm, Inc.	8,323,830	2.5
21,616		Samsung Electronics Co., Ltd. 005930	1,068,932	0.3
7,600		TE Connectivity Ltd.	996,740	0.3
18,141		Texas Instruments, Inc.	3,374,407	1.0
			23,732,474	7.1

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

		Materials: 4.0%
78,498		CF Industries Holdings, Inc.	5,690,320	1.7
2,672		DuPont de Nemours, Inc.	191,769	0.1
21,007		International Flavors & Fragrances, Inc.	1,931,804	0.6
122,900		International Paper Co.	4,431,774	1.3
10,800		RPM International, Inc.	942,192	0.3
			13,187,859	4.0

		Real Estate: 3.9%
75,330		Equity Residential	4,519,800	1.4
84,565		Rayonier, Inc.	2,812,632	0.9
5,500	(2)	Vornado Realty Trust	84,535	0.0
6,613		Welltower, Inc.	474,086	0.1
168,890		Weyerhaeuser Co.	5,088,655	1.5
			12,979,708	3.9

		Utilities: 7.8%
26,874		Ameren Corp.	2,321,645	0.7
87,446		Dominion Energy, Inc.	4,889,106	1.5
15,356		NextEra Energy, Inc.	1,183,640	0.4
30,252		NiSource, Inc.	845,846	0.2
28,700	(1)	PG&E Corp.	464,079	0.1
40,004		Sempra Energy	6,047,005	1.8
148,443		Southern Co.	10,328,664	3.1
			26,079,985	7.8

	Total Common Stock
	(Cost $268,989,952)		325,903,179	97.9

PREFERRED STOCK: 0.9%
		Health Care: 0.4%
26,624	(1)	Becton Dickinson and Co.	1,323,745	0.4

		Utilities: 0.5%
14,210	(1)	NextEra Energy, Inc. (09/01/2025)	658,634	0.2
10,453	(1)	NiSource, Inc.	1,091,920	0.3
			1,750,554	0.5

	Total Preferred Stock
	(Cost $3,069,939)		3,074,299	0.9

	Total Long-Term Investments
	(Cost $272,059,891)		328,977,478	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 1.3%
1,068,437	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,068,860, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,089,806, due 11/01/49-02/01/51)	1,068,437	0.3
196,673	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $196,751, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $200,606, due 12/26/24-03/20/53)	196,673	0.1
1,068,437	(3)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,068,859, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,089,806, due 06/15/24-02/15/53)	1,068,437	0.3
1,068,437	(3)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,068,868, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,089,813, due 04/14/23-03/21/28)	1,068,437	0.3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

1,068,437	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,068,860, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,089,806, due 04/06/23-02/20/53)	1,068,437	0.3

	Total Repurchase Agreements
	(Cost $4,470,421)	4,470,421	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,005,204	(4) T. Rowe Price Government Reserve Fund, 4.810%
	(Cost $1,005,204)	1,005,204	0.3

	Total Short-Term Investments
	(Cost $5,475,625)	5,475,625	1.6

	Total Investments in Securities (Cost $277,535,516)	$334,453,103	100.4
	Liabilities in Excess of Other Assets	(1,384,328)	(0.4)
	Net Assets	$333,068,775	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,010,070	$–	$–	$19,010,070
Consumer Discretionary	18,044,464	–	–	18,044,464
Consumer Staples	24,268,332	–	–	24,268,332
Energy	27,442,693	–	–	27,442,693
Financials	66,093,438	–	–	66,093,438
Health Care	57,482,978	–	–	57,482,978
Industrials	37,581,178	–	–	37,581,178
Information Technology	22,663,542	1,068,932	–	23,732,474
Materials	13,187,859	–	–	13,187,859
Real Estate	12,979,708	–	–	12,979,708
Utilities	26,079,985	–	–	26,079,985
Total Common Stock	324,834,247	1,068,932	–	325,903,179
Preferred Stock	1,323,745	1,750,554	–	3,074,299
Short-Term Investments	1,005,204	4,470,421	–	5,475,625
Total Investments, at fair value	$327,163,196	$7,289,907	$–	$334,453,103

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $278,464,086.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$68,749,618
Gross Unrealized Depreciation	(12,760,601)
Net Unrealized Appreciation	$55,989,017